Lease Liabilities (Summary of Lease Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Borrowings, interest rate	4.125%
Current portion of lease liabilities	$ 356	$ 327
Lease liabilities - non-current	999	999
Lease Liabilities	$ 1,355	$ 1,326
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Borrowings, interest rate	4.70%
Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Borrowings, interest rate	5.00%